Document and Entity Information	9 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Engage Mobility, Inc
Entity Central Index Key	0001547521
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar 31, 2013
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Mar. 31, 2013	Jun. 30, 2012
CURRENT ASSETS
Cash	$ 88,358	$ 153,591
Prepaid expenses and other current assets	5,016	2,500
Total Current Assets	93,374	156,091
Intangible asset deposit	24,000
Other assets	1,287
TOTAL ASSETS	118,661	156,091
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	20,500	2,000
Total Current Liabilities	20,500	2,000
LONG TERM LIABILITIES
Notes payable	180,000	15,000
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock - No Par Value; Authorized: 100,000,000 Issued and Outstanding: 20,126,500	166,500	166,500
Paid in capital	4,000	4,000
Deficit accumulated during the development stage	(252,339)	(31,409)
Total Stockholders' Equity (Deficit)	(81,839)	139,091
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 118,661	$ 156,091

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Jun. 30, 2012
Balance Sheets [Abstract]
Common Stock, no par value
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	20,126,500	20,126,500
Common stock shares outstanding	20,126,500	20,126,500

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		15 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Statement Of Operations [Abstract]
REVENUE	$ 6,245		$ 3,000	$ 10,234		$ 13,234
COST OF SALES	5,000			9,176		9,176
GROSS PROFIT	1,245			1,058		4,058
OPERATING EXPENSES:
GENERAL AND ADMINISTRATIVE EXPENSES	99,570	4,958	34,064	216,739	4,958	250,803
TOTAL OPERATING EXPENSES	99,570	4,958	34,064	216,739	4,958	250,803
OPERATING LOSS	(98,325)	(4,958)	(31,064)	(215,681)	(4,958)	(246,745)
INTEREST EXPENSE	3,755		345	5,249		5,594
LOSS BEFORE INCOME TAXES	(102,080)	(4,958)	(31,409)	(220,930)	(4,958)	(252,339)
INCOME TAXES
NET LOSS	$ (102,080)	$ (4,958)	$ (31,409)	$ (220,930)	$ (4,958)	$ (252,339)
Net Loss Per Common Share, basic & diluted	$ (0.01)		$ 0	$ (0.01)
Weighted Average Common Shares Outstanding, basic & diluted	20,126,500	20,040,000	20,044,411	20,126,500	20,004,444

Statement of Stockholders' Equity (USD $)	Total	COMMON STOCK	PAID-IN CAPITAL	DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE
Begging balance at Dec. 28, 2011
Stock issued as founder's shares on December 28, 2011, at $0.0025 per share for cash	$ 50,000	$ 50,000
Stock issued as founder's shares on December 28, 2011, at $0.0025 per share for cash, Shares		20,000,000
Stock issued for cash from March through June 2012, at $1.00 per share	126,500	126,500
Stock issued for cash from March through June 2012, at $1.00 per share, Shares		126,500
Private Placement Costs	(10,000)	(10,000)
Contributed services	4,000		4,000
Net loss	(31,409)			(31,409)
Balance at Jun. 30, 2012	$ 139,091	$ 166,500	$ 4,000	$ (31,409)
Balance, Shares at Jun. 30, 2012		20,126,500

Statement of Stockholders' Equity (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Per share price of common stock issued for cash	$ 1	$ 0.0025

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended	9 Months Ended		15 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (31,409)	$ (220,930)	$ (4,958)	$ (252,339)
Contributed services	4,000
Increase in prepaid expenses	(2,500)
Increase in accounts payable and accrued expenses	2,000
Total adjustments to net income	3,500
Net cash (used in) operating activities	(27,909)	(206,233)	(16,532)	(234,142)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of intangible asset		(24,000)		(24,000)
Net cash provided by (used in) investing activities		(24,000)		(24,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Note payable	15,000	165,000	15,000	180,000
Common shares issued for cash, net	166,500		90,000	166,500
Net cash provided by financing activities	181,500	165,000	105,000	346,500
Net increase in cash	153,591	(65,233)	88,468	88,358
Cash - beginning balance		153,591
CASH ENDING BALANCE	153,591	88,358	88,468	88,358
Cash paid for:
Interest
Income taxes

Nature of Operations and Basis of Presentation	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Nature Of Operations and Basis Of Presentation [Abstract]
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
NOTE 1	NATURE OF OPERATIONS

MarketKast Incorporated (the “Company”), is a development stage company incorporated on December 28, 2011 under the laws of the State of Florida. The Company intends to function as a provider of online video production, distribution, syndication and marketing services for business owners.

We are a development stage company and to date, we have received no material revenues from our operations. Initial operations have included organization, target market identification, marketing plans, and capital formation. A substantial portion of the Company’s activities has involved developing a business plan and establishing contacts and visibility in the marketplace.

The Company has adopted its fiscal year end to be June 30.

NOTE 1	NATURE OF OPERATIONS AND BASIS OF PRESENTATION

MarketKast Incorporated (the “Company”), is a development stage company incorporated on December 28, 2011, under the laws of the State of Florida. The Company changed its name to Engage Mobility, Inc. during April 2013. The Company intends to function as a provider of online video production, distribution, syndication and marketing services for business owners.

We are a development stage company and to date, we have received no material revenues from our operations. Initial operations have included organization, target market identification, marketing plans, and capital formation. A substantial portion of the Company’s activities has involved developing a business plan and establishing contacts and visibility in the marketplace.

The Company has adopted its fiscal year end to be June 30.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) for interim financial information and Rule 8.03 of Regulation SX. They do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation have been included.

The results of operations for the periods presented are not necessarily indicative of the results to be expected for the full year.  For further information, refer to the consolidated financial statements of the Company as of June 30, 2012, and for the period from inception through June 30, 2012, including notes thereto.

Summary of Accounting Policies	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Summary Of Accounting Policies [Abstract]
SUMMARY OF ACCOUNTING POLICIES
NOTE 2	SUMMARY OF ACCOUNTING POLICIES

Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Development Stage Company

The Company is a development stage company and is still devoting substantially all of its efforts on establishing the business, and therefore its planned principal operations have not commenced. Losses accumulated since inception, have been considered part of the Company’s development stage activities.

Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered or the service is performed. Revenue is reported net of any provision for sales refunds and returns which will be estimated based on the Company’s historical experience or where it exists, a reserve percentage established by agreement. Where the Company has entered into a revenue sharing agreement with a third party, the Company will record its’ proportionate share of the revenue.

Deferred revenue is recorded for amounts received in advance of the time at which services are performed and included in revenue at the completion of the related services.

Intangible Assets and Long Lived Assets

The Company makes reviews for the impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount.

Fair value of financial instruments

The Company’s short-term financial instruments consist of cash and cash equivalents and accrued expenses. The carrying amounts of the financial instruments approximate fair value because of their short-term maturities.  The Company does not hold or issue financial instruments for trading purposes nor does it hold or issue interest rate or leveraged derivative financial instruments. The carrying value of the Company’s long-term debt approximates fair value based on the terms and conditions at which the Company could obtain similar financing.

Income Taxes

The Company follows ASC 740 Income Taxes for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

All tax periods from inception remain open to examination by taxing authorities.

Stock-Based Compensation

The Company accounts for stock based compensation in accordance with ASC 718 Stock Compensation. This Statement requires that the cost resulting from all share-based transactions be recorded in the financial statements. The Statement establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all entities to apply a fair-value-based measurement in accounting for share-based payment transactions with employees. The Statement also establishes fair value as the measurement objective for transactions in which an entity acquires goods or services from non-employees in share-based payment transactions.

Net Income (Loss) Per Common Share

Basic earnings (loss) per share are calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During periods in which the Company incurs losses common stock equivalents, if any, are not considered, as their effect would be anti dilutive.

Recent Pronouncements

The Company does not believe that other recently issued accounting pronouncements will have a material impact on its financial statements.

NOTE 2	SUMMARY OF ACCOUNTING POLICIES

Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Development Stage Company

The Company is a development stage company and is still devoting substantially all of its efforts on establishing the business, and therefore its planned principal operations have not commenced. Losses accumulated since inception, have been considered part of the Company’s development stage activities.

Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenue streams of the Company:

Revenue is recognized at the time the product is delivered or the service is performed. Revenue is reported net of any provision for sales refunds and returns which will be estimated based on the Company’s historical experience or where it exists, a reserve percentage established by agreement. Where the Company has entered into a revenue sharing agreement with a third party, the Company will record its’ proportionate share of the revenue.

Deferred revenue is recorded for amounts received in advance of the time at which services are performed and included in revenue at the completion of the related services.

Intangible Assets and Long Lived Assets

The Company reviews for the impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount.

Fair value of financial instruments

The Company’s short-term financial instruments consist of cash and cash equivalents and accrued expenses. The carrying amounts of the financial instruments approximate fair value because of their short-term maturities.  The Company does not hold or issue financial instruments for trading purposes nor does it hold or issue interest rate or leveraged derivative financial instruments. The carrying value of the Company’s long-term debt approximates fair value based on the terms and conditions at which the Company could obtain similar financing.

Income Taxes

The Company follows ASC 740 Income Taxes for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

All tax periods from inception remain open to examination by taxing authorities.

Stock-Based Compensation

The Company accounts for stock based compensation in accordance with ASC 718 Stock Compensation. This Statement requires that the cost resulting from all share-based transactions be recorded in the financial statements. The Statement establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all entities to apply a fair-value-based measurement in accounting for share-based payment transactions with employees. The Statement also establishes fair value as the measurement objective for transactions in which an entity acquires goods or services from non-employees in share-based payment transactions.

Net Income (Loss) Per Common Share

Basic earnings (loss) per share are calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During periods in which the Company incurs losses common stock equivalents, if any, are not considered, as their effect would be anti dilutive.

Recent Pronouncements

The Company does not believe that recently issued accounting pronouncements will have a material impact on its financial statements.

Going Concern	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Going Concern [Abstract]
GOING CONCERN
NOTE 3	GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.  As reflected in the accompanying financial statements, the Company had a deficit accumulated during the development stage of $31,409 and has no significant revenue generating operations. These conditions raise substantial doubt about its ability to continue as a going concern.

While the Company is attempting to execute its development strategy, the Company’s cash position may not be sufficient to support the Company’s daily operations without significant financing.  While the Company believes in the viability of its strategy to produce sales volume and in its ability to raise additional funds, there can be no assurances to that effect.  The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate sufficient revenues.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.  Management believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern.

NOTE 3	GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business.  As reflected in the accompanying financial statements, the Company had a deficit accumulated during the development stage of $252,339 and has no significant revenue generating operations. These conditions raise substantial doubt about its ability to continue as a going concern.

While the Company is attempting to execute its development strategy, the Company’s cash position may not be sufficient to support the Company’s daily operations without significant financing.  While the Company believes in the viability of its strategy to produce sales volume and in its ability to raise additional funds, there can be no assurances to that effect.  The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate sufficient revenues.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.  Management believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern.

Accrued Expenses	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 4	ACCRUED EXPENSES
Accounts payable and accrued expenses consist of accruals from normal operations of the business. As of June 30, 2012 the balance is $2,000.
NOTE 4	ACCRUED EXPENSES
Accounts payable and accrued expenses consist of payables and accruals from normal operations of the business. As of March 31, 2013, the balance is $20,500.

Notes Payable	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE
NOTE 5	NOTE PAYABLE
During March 2012 the Company borrowed $15,000 pursuant to a note bearing interest at 10% per annum, payable interest only until March 1, 2015, when the principal balance is due.
NOTE 5	NOTES PAYABLE

During the period from March 2012 through March 2013, the Company borrowed an aggregate of $95,000 from an individual bearing interest at 10% per annum, payable interest only until March 1, 2015, when the principal balance is due.

During the period from January 2013 through March 2013, the Company borrowed an aggregate of $85,000 from several individuals bearing interest at 10% per annum, payable interest only for 48 months when the principal balance is due.

Stockholders' Equity (Deficit)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Stockholders' Equity (Deficit) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)
NOTE 6	STOCKHOLDERS’ EQUITY

Common stock

Common Stock includes 100,000,000 shares authorized at no par value.

During December 2011 the Company issued 20,000,000 shares of common stock for cash at $0.0025 per share for a total value of $50,000 to its founders.

From March through June 2012, the Company issued 126,500 shares of common stock for cash at $1.00 per share or a value of $126,500. The Company incurred $10,000 in costs associated with the private offering which have been charged against the proceeds of the offering.

During the period ended June 30, 2012, affiliates contributed services with a fair value of $4,000 to the Company which has been charged to operations during the period.

NOTE 6	STOCKHOLDERS’ EQUITY (DEFICIT)

Common stock

Common Stock includes 100,000,000 shares authorized at no par value.

During December 2011 the Company issued 20,000,000 shares of common stock for cash at $0.0025 per share for a total value of $50,000 to its founders.

From March through June 2012, the Company issued 126,500 shares of common stock for cash at $1.00 per share or a value of $126,500. The Company incurred $10,000 in costs associated with the private offering which have been charged against the proceeds of the offering.

During the period ended June 30, 2012, affiliates contributed services with a fair value of $4,000 to the Company which has been charged to operations during the period.

Commitments	9 Months Ended
Mar. 31, 2013
Commitments [Abstract]
COMMITMENTS
NOTE 7	COMMITMENTS

During January 2013 the Company entered into a licensing and development agreement with a third party to develop and integrate a mobile communication platform for a fee aggregating $73,000 of which $24,000 was paid in the period ended March 31, 2013. In addition to the development fee the Company will pay a monthly license fee based on the number of users.

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
INCOME TAXES
NOTE 7	INCOME TAXES

No provision was made for federal income tax since the Company has significant net operating losses. From inception to June 30, 2012, the Company had an operating loss of $27,409. The net operating loss carry-forwards may be used to reduce taxable income through the year 2032. The principal difference between the net operating loss for book purposes and income tax purposes results from contributed services by affiliates. The availability of the Company’s net operating loss carry-forwards are subject to limitation if there is a 50% or more positive change in the ownership of the Company’s stock.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets as of June 30, 2012, are as follows:

Deferred tax assets:
Federal net operating loss	$4,100
State net operating loss	1,600
5,700
Total deferred tax assets
Less valuation allowance	(5,700)

$--

The Company has provided a 100% valuation allowance on the deferred tax assets at June 30, 2012, to reduce such asset to zero, since there is no assurance that the Company will generate future taxable income to utilize such asset. Management will review this valuation allowance requirement periodically and make adjustments as warranted.

The reconciliation of the effective income tax rate to the federal statutory rate for the periods ended June 30, 2012, is as follows:

Federal income tax rate	(15.0)%
State tax, net of federal benefit	(5.0)
Increase in valuation allowance	20.0
Effective income tax rate	-%

Summary of Accounting Policies (Policies)	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Summary Of Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).	Basis of Presentation The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Development Stage Company
Development Stage Company

The Company is a development stage company and is still devoting substantially all of its efforts on establishing the business, and therefore its planned principal operations have not commenced. Losses accumulated since inception, have been considered part of the Company’s development stage activities.

Development Stage Company

The Company is a development stage company and is still devoting substantially all of its efforts on establishing the business, and therefore its planned principal operations have not commenced. Losses accumulated since inception, have been considered part of the Company’s development stage activities.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Revenue Recognition
Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered or the service is performed. Revenue is reported net of any provision for sales refunds and returns which will be estimated based on the Company’s historical experience or where it exists, a reserve percentage established by agreement. Where the Company has entered into a revenue sharing agreement with a third party, the Company will record its’ proportionate share of the revenue.

Deferred revenue is recorded for amounts received in advance of the time at which services are performed and included in revenue at the completion of the related services.

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured. The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered or the service is performed. Revenue is reported net of any provision for sales refunds and returns which will be estimated based on the Company’s historical experience or where it exists, a reserve percentage established by agreement. Where the Company has entered into a revenue sharing agreement with a third party, the Company will record its’ proportionate share of the revenue.

Deferred revenue is recorded for amounts received in advance of the time at which services are performed and included in revenue at the completion of the related services.

Intangible Assets and Long Lived Assets
Intangible Assets and Long Lived Assets

The Company makes reviews for the impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount.

Intangible Assets and Long Lived Assets

The Company reviews for the impairment of long-lived assets and certain identifiable intangibles whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount.

Fair value of financial instruments
Fair value of financial instruments

The Company’s short-term financial instruments consist of cash and cash equivalents and accrued expenses. The carrying amounts of the financial instruments approximate fair value because of their short-term maturities.  The Company does not hold or issue financial instruments for trading purposes nor does it hold or issue interest rate or leveraged derivative financial instruments. The carrying value of the Company’s long-term debt approximates fair value based on the terms and conditions at which the Company could obtain similar financing.

Fair value of financial instruments

The Company’s short-term financial instruments consist of cash and cash equivalents and accrued expenses. The carrying amounts of the financial instruments approximate fair value because of their short-term maturities.  The Company does not hold or issue financial instruments for trading purposes nor does it hold or issue interest rate or leveraged derivative financial instruments. The carrying value of the Company’s long-term debt approximates fair value based on the terms and conditions at which the Company could obtain similar financing.

Income Taxes
Income Taxes

The Company follows ASC 740 Income Taxes for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

All tax periods from inception remain open to examination by taxing authorities.

Income Taxes

The Company follows ASC 740 Income Taxes for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

All tax periods from inception remain open to examination by taxing authorities.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for stock based compensation in accordance with ASC 718 Stock Compensation. This Statement requires that the cost resulting from all share-based transactions be recorded in the financial statements. The Statement establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all entities to apply a fair-value-based measurement in accounting for share-based payment transactions with employees. The Statement also establishes fair value as the measurement objective for transactions in which an entity acquires goods or services from non-employees in share-based payment transactions.

Stock-Based Compensation

The Company accounts for stock based compensation in accordance with ASC 718 Stock Compensation. This Statement requires that the cost resulting from all share-based transactions be recorded in the financial statements. The Statement establishes fair value as the measurement objective in accounting for share-based payment arrangements and requires all entities to apply a fair-value-based measurement in accounting for share-based payment transactions with employees. The Statement also establishes fair value as the measurement objective for transactions in which an entity acquires goods or services from non-employees in share-based payment transactions.

Net Income (Loss) Per Common Share
Net Income (Loss) Per Common Share

Basic earnings (loss) per share are calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During periods in which the Company incurs losses common stock equivalents, if any, are not considered, as their effect would be anti dilutive.

Net Income (Loss) Per Common Share

Basic earnings (loss) per share are calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding. During periods in which the Company incurs losses common stock equivalents, if any, are not considered, as their effect would be anti dilutive.

Recent Pronouncements	Recent Pronouncements The Company does not believe that other recently issued accounting pronouncements will have a material impact on its financial statements.	Recent Pronouncements The Company does not believe that recently issued accounting pronouncements will have a material impact on its financial statements.

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Schedule of components of the Company's deferred tax liabilities and assets
Deferred tax assets:
Federal net operating loss	$4,100
State net operating loss	1,600
5,700
Total deferred tax assets
Less valuation allowance	(5,700)

$--

Schedule of reconciliation of the effective income tax rate to the federal statutory rate
Federal income tax rate	(15.0)%
State tax, net of federal benefit	(5.0)
Increase in valuation allowance	20.0
Effective income tax rate	-%

Going Concern (Details) (USD $)	Mar. 31, 2013	Jun. 30, 2012
Going Concern (Textual)
Deficit accumulated during the development stage	$ 252,339	$ 31,409

Accrued Expenses (Details) (USD $)	Mar. 31, 2013	Jun. 30, 2012
Accrued Expenses (Textual)
Accounts payable and accrued expenses	$ 20,500	$ 2,000

Notes Payable (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2013
Notes Payable (Textual)
Note payable borrowed	$ 15,000	$ 85,000	$ 15,000	$ 165,000	$ 15,000	$ 95,000	$ 180,000
Interest rate of note payable	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Maturity date of note payable	Mar 1, 2015					Mar 1, 2015
Description of note payable maturity		Company borrowed an aggregate of $85,000 from several individuals bearing interest at 10% per annum, payable interest only for 48 months when the principal balance is due.

Stockholders' Equity (Deficit) (Details) (USD $)	1 Months Ended	4 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Mar. 31, 2013
Stockholders' Equity (Deficit) (Textual)
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common Stock, no par value
Stock issued for cash	$ 50,000	$ 126,500	$ 126,500
Stock issued for cash, Shares	2,000,000	126,500
Per share price of common stock issued for cash	$ 0.0025	$ 1	$ 1
Cost associated with private offering		10,000
Fair value of service contributed by affiliates		$ 4,000	$ 4,000

Commitments (Details) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2013	Mar. 31, 2013
Commitments (Textual)
Development fee	$ 73,000
Payment of development fee		$ 24,000

Income Taxes (Details) (USD $)	Jun. 30, 2012
Deferred tax assets:
Federal net operating loss	$ 4,100
State net operating loss	1,600
Total deferred tax assets	5,700
Less valuation allowance	(5,700)
Net deferred tax assets

Income Taxes (Details 1)	6 Months Ended
Jun. 30, 2012
Schedule of reconciliation of the effective income tax rate to the federal statutory rate
Federal income tax rate	(15.00%)
State tax, net of federal benefit	(5.00%)
Increase in valuation allowance	20.00%
Effective income tax rate

Income Taxes (Details Textual) (USD $)	6 Months Ended
Jun. 30, 2012
Income Taxes (Textual)
Operating loss carryforwards	$ 27,409
Operating loss carryforwards, Expiration period	Through the year 2032
Operating loss carryforwards, Limitations on use	The availability of the Company's net operating loss carry-forwards are subject to limitation if there is a 50% or more positive change in the ownership of the Company's stock.
Valuation allowance on the deferred tax assets	100.00%